VESSELS, RIGS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
VESSELS, RIGS AND EQUIPMENT, NET	VESSELS, RIGS AND EQUIPMENT, NET

(in thousands of $)	June 30, 2024	December 31, 2023
Cost	3,703,077	3,454,193
Accumulated depreciation	(893,861)	(799,460)
Vessels and equipment, net	2,809,216	2,654,733

During the six months ended June 30, 2024, the Company took delivery of two dual-fuel 7,000 car equivalent unit (“CEU”) newbuild car carriers, Odin Highway and Thor Highway, for a total cost of $169.1 million.

Also during the six months ended June 30, 2024, the Company took delivery of one newbuild LR2 product tanker, SFL Tucana, for a total cost of $78.1 million.